Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 18,624	$ 18,233	$ 44,758
Restricted cash		0	4,800
Accounts receivable, net	33,448	24,561	37,869
Other receivables	566	507	3,866
Inventories	199,402	201,363	192,922
Assets held for sale, net	0	511	0
Current interest rate swap asset	4,715	4,669	2,877
Prepaid expenses and other current assets		14,895	11,864
Prepaid expenses	8,688	14,895
Total current assets	265,443	264,739	298,956
Property, plant, and equipment, net	215,242	215,967	238,719
Operating lease right-of-use assets	30,082	32,945	0
Finance lease right-of-use-assets	606	630	0
Goodwill		0	154,951
Intangible assets, net	37,476	38,994	63,097
Interest rate swap asset	4,167	4,317	6,280
Other assets	3,229	3,562	3,464
Total assets	556,245	561,154	765,467
Current liabilities
Line of credit	121,919	115,444	144,215
Accounts payable	20,084	20,413	13,473
Accrued liabilities and other payables	17,124	19,668	26,997
Accrued employee compensation	10,495	6,618
Current operating lease liabilities	6,210	6,243	0
Current finance lease liabilities	297	304	0
Current maturities of long-term debt	17,605	14,449	14,909
Total current liabilities	193,734	183,139	199,594
Other long-term liabilities	7,321	4,196	7,055
Long-term debt, less current maturities	170,013	173,409	169,095
Long-term operating lease liabilities	25,104	26,792	0
Long-term finance lease liabilities	317	334	0
Deferred tax liability	701	506	29,325
Deferred gain		0	10,666
Total liabilities	397,190	388,376	415,735
Commitments and contingencies (Note 7)
Redeemable noncontrolling interest	255	262	1,494
Stockholders' equity
Preferred stock, no par value, 2,000,000 shares authorized, and none issued and outstanding at September 30, 2023 and June 30, 2023.	0	0	0
Common stock, no par value, 200,000,000 shares authorized, 62,437,684 issued and 59,565,790 outstanding at September 30, 2023 and 62,234,028 issued and 59,362,134 outstanding at June 30, 2023.	0	0	0
Additional paid-in capital	383,064	381,689	376,099
Treasury stock, at cost: 2,871,894 shares held at September 30, 2023 and June 30, 2023, respectively.	(26,034)	(26,034)	(26,034)
Accumulated Deficit	(197,366)	(182,308)	(1,092)
Total Vintage Wine Estates, Inc. stockholders' equity	159,664	173,347	348,973
Noncontrolling interests	(864)	(831)	(735)
Total stockholders' equity	158,800	172,516	348,238
Total liabilities, redeemable noncontrolling interest, and stockholders' equity	$ 556,245	561,154	765,467
Previously Reported
Current assets:
Restricted cash			6,600
Accounts receivable, net			38,192
Inventories			192,102
Prepaid expenses and other current assets			13,394
Total current assets			300,723
Property, plant, and equipment, net			236,100
Intangible assets, net			64,377
Total assets			765,895
Current liabilities
Accounts payable			13,947
Accrued liabilities and other payables		$ 26,286	24,204
Total current liabilities			197,275
Other long-term liabilities			6,491
Deferred tax liability			29,979
Total liabilities			413,506
Redeemable noncontrolling interest			1,663
Stockholders' equity
Additional paid-in capital			377,897
Accumulated Deficit			(571)
Total Vintage Wine Estates, Inc. stockholders' equity			351,292
Noncontrolling interests			(566)
Total stockholders' equity			350,726
Total liabilities, redeemable noncontrolling interest, and stockholders' equity			$ 765,895